Note 3 - Significant Accounting Policies, Estimates and Judgments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Goodwill at end of period	$ 0	$ 0